Income Tax - Schedule Of Deferred Tax Recognized In The Consolidated Statements Of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 309,807	$ 209,496
Deferred tax liabilities attributable to other temporary differences	(53)	(309)
Net deferred tax assets	309,754	209,187	$ 170,268
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	301,375	205,290
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,941	6,832
Deferred tax liabilities attributable to other temporary differences	$ (3,562)	$ (2,935)